SHARE CAPITAL (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 24, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Common stock value authorized		$ 500,000,000
Common stock shares authorized (in shares)		500,000,000
Ordinary shares issued (dollars per share)		$ 1.00	$ 1.00
Share capital, shares issued (in shares)		197,692,321	196,894,321
Shares issued under ATM program (in shares)		0	11,037,273	11,868
Net proceeds from issuance of shares		$ 5,825,000	$ 98,415,000	$ 85,000
Share issued as consideration for Trafigura acquisition (in shares)	16,035,856	0	16,035,856	0
Shares issued for purchase of assets, grant date fair value (in dollars per share)	$ 7.92		$ 7.92
Shares issued on exercise of options (in shares)		798,000	0	0
Strike price (USD per share)		$ 7.30
Share capital, outstanding (in shares)		197,692,321	196,894,321	169,821,192		169,809,324
At-The-Market Offering
Class of Stock [Line Items]
Equity distribution agreement, maximum value of shares authorized					$ 100,000,000.0
Shares issued under ATM program (in shares)			11,037,273